Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Technical know-how Minimum	Dec. 31, 2013 Technical know-how Maximum	Dec. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2013 Customer relationships Minimum	Dec. 31, 2013 Customer relationships Maximum	Dec. 31, 2013 Order backlog	Dec. 31, 2012 Order backlog	Dec. 31, 2013 Order backlog Minimum	Dec. 31, 2013 Order backlog Maximum	Dec. 31, 2013 Short-term supply agreements	Dec. 31, 2013 Land use rights Minimum	Dec. 31, 2013 Land use rights Maximum
Goodwill and Other Intangible Assets
Estimated useful lives					5 years 6 months	6 years	5 years 9 months 18 days	5 years 9 months 18 days	5 years 6 months	6 years	1 year 3 months 18 days	1 year 3 months 18 days	1 year	1 year 6 months	6 months	45 years	50 years
Impairment of Long-Lived Assets
Impairment of goodwill				273,382
Government grant
Government grants related to the construction of the solar power plants received	57,821	350,028	213,976	125,599
Grants Amortized	8,824	53,419	13,130	9,484
Equity Investments
Impairment loss on equity investment				8,720
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Appropriation to general reserve fund	$ 79,964	484,077	461,623